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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:  811-22153

DUNHAM FUNDS

(Exact name of registrant as specified in charter)

P.O. BOX 910309,  SAN DIEGO, CA      92191

  (Address of principal executive offices)

                   (Zip code)

Emile R. Molineaux, Esq.

Gemini Fund Services, LLC

450 Wireless Boulevard

Hauppauge, NY 11788

________________________________________________________________________

(Name and address of agent for service)

Registrant's telephone number, including area code: 1-800-442-4358

Date of fiscal year end:   October 31

Date of reporting period:  July 1, 2008 - June 30, 2009

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (§§. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. §. 3507.

ITEM 1. PROXY VOTING RECORD: (see attached table)

Appended hereto as Exhibit A is the following information indicating for each matter relating to a portfolio security owned by the Registrant considered at any shareholder meeting held during the twelve month period ended June 30, 2009 with respect to which the Registrant was entitled to vote:

          (a)  The name of the issuer of the portfolio security;

          (b)  The exchange ticker symbol of the portfolio security;

 (c)   The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

          (d)  The shareholder meeting date;

          (e)  A brief identification of the matter voted on;

          (f)  Whether the matter was proposed by the issuer or by a security holder;

          (g)  Whether the Registrant cast its vote on the matter;

 (h)  How the Registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

          (i)  Whether the Registrant cast its vote for or against management.

SIGNATURES

[See General Instruction F]

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)

DUNHAM FUNDS

By (Signature and Title)*    /s/ Jeffrey A. Dunham

         Jeffrey A. Dunham, President

Date: 08/18/09

* Print the name and title of each signing officer under his or her signature.

Registrant: Dunham Emerging Markets Stock Fund						Exhibit K
Investment Company Act file number: 811-22153
Reporting Period: July 1, 2008- June 30, 2009

ANHANGUERA EDUCACIONAL PARTICIPACOES S A

Security			Meeting Type
	P0355L123			ExtraOrdinary General Meeting

Ticker Symbol			Meeting Date	05-Sep-2008

ISIN	BRAEDUCDAM18		Agenda	701684032 - Management

Item	Proposal		Type	Vote	For/Against
Management

	IMPORTANT MARKET PROCESSING REQUIREMENT: A		Non-Voting
BENEFICIAL OWNER SIGNED POWER OF AT-TORNEY (POA)

IS REQUIRED IN ORDER TO LODGE AND EXECUTE YOUR

VOTING INSTRUCTION-S IN THIS MARKET. ABSENCE OF A

POA, MAY CAUSE YOUR INSTRUCTIONS TO BE REJECTED-.
IF YOU HAVE ANY QUESTIONS, PLEASE CONTACT YOUR

CLIENT SERVICE REPRESENTATIVE-.

1.	Ratify the acquisition A of Educar Institution Educacional S/S		Management	For	For

LTDA; Educar, B of Intesc Instituto Techonologico De Educacao

Superior E Pesquisa De Santa Catarina LTDA; Intesc, C of
Sociedade Educacional Garra LTDA; Garra, D of Sesla Sociedade

Educacional De Ensino Superior Do Lago LTDA; Sesla and E of

Sociedade De Ensino Superior Itapeceri CA DA Serra S/S LTDA;

Aesis, in compliance with that which is provided for in Article 256 of Law Number 6404/76

For
2.	Ratify the appointment of KPMG Auditors Independents, a		Management		For

Company registered with tax payer ID Number CNPJ/MF

57.755.217/0001 29 and with the Regional Accounting Council

CRC under Number 2SP014428 O 6 and at the Securities
Commission under Number 4189, with its head headquarters at

Rua Renato Paes De Barros 33,04530 904, in the city of Sao

Paulo, state of Sao Paulo KPMG, a specialized Company

responsible for the evaluation of the book net worth of Pendipi
Participacoes LTD a Limited Business Company with its

headquarters at Rua Coronel Abilio Soares No. 163, room 3,

Centro, CEP 09020 260, in the municipality of Santo Andre, state of Sao Paulo, with taxpayer ID Number CNPJ/MF 07.110.464

0001 08, Pendipi, Javelini Participacoes LTDA., a Limited

Business Company with its headquarters at Rua Coronel Abilio
Soares No. 163, room 5, Centro, CEP 09020260, in the

municipality of Santo Andre, state of Sao Paulo, with tax payer ID

Number CNPJ/MF 07.265.347 0001 05, Javelini, Tipori Particip

LTDA., a Limited Business Company with its headquarters at Rua
Coronel Abilio Soares No. 163, room 2, Centro, CEP 09020 260,

in the municipality of Santo Andre, state of Sao Paulo, with taxpayer ID Number CNPJ/MF 07.267.409/0001 18, Tipori and
uniarte Participacoes LTDA., a Limited Business Company with its headquarters at Rua Coronel Abilio Soares No. 163, room 6,

Centro, CEP 09020260, in the municipality of Santo Andre, state of Sao Paulo, with taxpayer ID Number CNPJ/MF 07.117.011

0001 13, Uniarte and the preparation of the respective valuation reports of the book net worth of Pendipi, Javelini, Tipori and

Uniarte valuation report

3.	Approve the valuation reports		Management	For	For

4.	Approve to decide regarding the protocols and justifications of		Management	For	For

merger of Pendipi, Javelini, Tipori and Uniarte by the Company,

entered into between the Administrations of the Company and of

Pendipi, Javelini, Tipori and Uniarte on 05 AUG 2008 protocols

			Management	For
5.	Approve to decide regarding the merger of the entirety of the				For

assets of Pendipi, Javelini, Tipori and Uniarte into the Company

Mergers, in accordance with the terms and conditions established in the protocols

6.	Authorize the Administrators of the Company to do all of the acts		Management	For	For

and to take all of the measures necessary for the implementation and formalization of the Mergers

7.	Approve to re-ratify the minutes of the EGM of the Company, held		Management	For	For

on 29 APR 2008, amend the wording of the main part of the

Article 5 of the Corporate ByLaws in regard to the statement of the share capital of the Company, registering that all of the acts done after the date of 12 APR 2007, must consider this re ratification of the share capital of the Company

Account Number	Custodian	Ballot Shares	Unavailable	Vote Date	Date Confirmed
Shares

611858793	58P	11600	0	20-Aug-2008	20-Aug-2008

ANHANGUERA EDUCACIONAL PARTICIPACOES S A

Security			Meeting Type
	P0355L123			Annual General Meeting

Ticker Symbol			Meeting Date	04-May-2009

ISIN	BRAEDUCDAM18		Agenda	701916061 - Management

Item	Proposal		Type	Vote	For/Against
Management

	IMPORTANT MARKET PROCESSING REQUIREMENT: A		Non-Voting
BENEFICIAL OWNER SIGNED POWER OF AT-TORNEY (POA)

IS REQUIRED IN ORDER TO LODGE AND EXECUTE YOUR

VOTING INSTRUCTION-S IN THIS MARKET. ABSENCE OF A

POA, MAY CAUSE YOUR INSTRUCTIONS TO BE REJECTED-.
IF YOU HAVE ANY QUESTIONS, PLEASE CONTACT YOUR

CLIENT SERVICE REPRESENTATIVE

	PLEASE NOTE THAT VOTES ''IN FAVOR'' AND ''AGAINST" IN		Non-Voting

THE SAME AGENDA ITEM ARE-NOT ALLOWED. ONLY VOTES

IN FAVOR AND/OR ABSTAIN OR AGAINST AND/ OR ABSTAIN
AR-E ALLOWED. THANK YOU

	PLEASE NOTE THAT SHAREHOLDERS SUBMITTING A VOTE		Non-Voting

TO ELECT A MEMBER MUST INCLUDE-THE NAME OF THE

CANDIDATE TO BE ELECTED. IF INXS TO VOTE ON THIS

ITEM IS RECE-IVED WITHOUT A CANDIDATE'S NAME, YOUR

VOTE WILL BE PROCESSED IN FAVOR OR AGAIN-ST OF THE
DEFAULT COMPANY'S CANDIDATE. THANK YOU.

1.	Acknowledge the Directors' accounts, to examine, discuss and		Management	For	For
approve the Company's consolidated financial statements for the

FYE 31 DEC 2008

			Management	For
2.	Elect the Members of the Board of Directors				For

For
3.	Approve to set the global remuneration of the Board of Directors		Management		For

and Directors for the FYE 2009

4.	Approve the destination of the YE results of 2008 and the		Management	For	For
distribution of dividends

5.	Approve to install the Finance Committee and set their		Management	For	For

remuneration

Account Number	Custodian	Ballot Shares	Unavailable	Vote Date	Date Confirmed
Shares

22-Apr-2009
611858793	58P	37600	0	22-Apr-2009

ANHANGUERA EDUCACIONAL PARTICIPACOES S A

Security			Meeting Type
	P0355L123			ExtraOrdinary General Meeting

Ticker Symbol			Meeting Date	04-May-2009

ISIN	BRAEDUCDAM18		Agenda	701916073 - Management

Item	Proposal		Type	Vote	For/Against
Management

	IMPORTANT MARKET PROCESSING REQUIREMENT: A		Non-Voting
BENEFICIAL OWNER SIGNED POWER OF AT-TORNEY (POA)

IS REQUIRED IN ORDER TO LODGE AND EXECUTE YOUR

VOTING INSTRUCTION-S IN THIS MARKET. ABSENCE OF A

POA, MAY CAUSE YOUR INSTRUCTIONS TO BE REJECTED-.
IF YOU HAVE ANY QUESTIONS, PLEASE CONTACT YOUR

CLIENT SERVICE REPRESENTATIVE

	PLEASE NOTE THAT VOTES ''IN FAVOR'' AND ''AGAINST" IN		Non-Voting

THE SAME AGENDA ITEM ARE-NOT ALLOWED. ONLY VOTES

IN FAVOR AND/OR ABSTAIN OR AGAINST AND/ OR ABSTAIN
AR-E ALLOWED. THANK YOU

I.	Ratify the acquisition: A) Sociedade Educacional Caxias Do Sul		Management	For	For

Ltda Kantum; B) Sociedade Educacional Centro America Ltda.

Facam; C) Centro De Ensino Superior De Rondonopolis Sa Ltda

Cesur; D) Sociedade Brasileira De Ensino Superior Ltda Fabrai;

E) Sbcec Sociedade Brasil Central De Educacao E Cultura SS
Ltda Sbcec; F) Soesc Sociedade Educacional Sul Sancaetanense

Ss Ltda Soesc; G) Centro De Ensino Unificado De Taguat Inga

Ltda Fast; H) Pioneira Educacional Ltda Pioneira; I) Instituicao De
Ensino De Sertaozinho Ltda, Fasert; J) Editora Microlins Ltda,

Former Corporate Name of Escola De Profissoes S.A. Microlins;

K) Lfg Business E Participacoes Ltda, Lfg; L) Colegio Universitario

De Taboao Da Serra Ltda Epp Colegio; M) Colegio Universitario
Taboao Ensino Fundamental Ltda Epp Colegio II; N) Cursinho

Universitario Taboao Da Serra Sociedade Simples Ltda Cursinho;

O) EM Colegio Universitario De Taboao Da Serra Ltda Epp EM
Colegio; P) Escola De Educacao Infantil Universitario Junior

Taboao Da Serra Ltda Escola, in compliance with that which is provided for in Article 256 of Law Number 6.404/76

II.	Approve to decide regarding the proposal for the amendment of		Management	For	For

Article 5 of the Corporate By-Laws as a function of the capital in crease resolved on at the meeting o f the Board of Directors held on 10 OCT 2008, and rectified and ratified and ratified at a meeting of the Board of Director held on 03 MAR 2009

III.	Approve to decide regarding the proposal for the amendment of		Management	For	For

Articles 10, 11 and 17 of the Corporate By-Laws, having as an objective A to establish additional controls for the potential conduct of transactions with derivative instruments Article 10, and

B to increase the number of Officers and the manner of

representation of the Company Articles 11 and 17

IV.	Approve to examine and decide regarding the proposal from the		Management	For	For

Management for the conversion of up to 45,000,000 common

shares issued by the Company into preferred shares, in the
proportion of 1 preferred share for each common share, in

accordance with the terms and conditions stated in the mentioned proposal

Account Number	Custodian	Ballot Shares	Unavailable	Vote Date	Date Confirmed
Shares

611858793	58P	37600	0	22-Apr-2009	22-Apr-2009

AWEA MECHANTRONIC CO LTD

Security			Meeting Type
	Y0486W105			Annual General Meeting

Ticker Symbol			Meeting Date	16-Jun-2009

ISIN	TW0001530004		Agenda	701881270 - Management

Item	Proposal		Type	Vote	For/Against
Management

	PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING		Non-Voting
ID 551637 DUE TO CHANGE IN VO-TING STATUS. ALL VOTES

RECEIVED ON THE PREVIOUS MEETING WILL BE

DISREGARDED AN-D YOU WILL NEED TO REINSTRUCT ON

THIS MEETING NOTICE. THANK YOU.

A.1	To report the 2008 business operations		Management	For	For

A.2	To report the 2008 audited reports		Management	For	For

A.3	To report the status of endorsement and guarantee		Management	For	For

A.4	To report the establishment for the rules of the Board meeting		Management	For	For

A.5	To report the status of Merger		Management	For	For

B.1	Approve the 2008 financial statements		Management	For	For

			Management	For
B.2	Approve the 2008 profit distribution, proposed cash dividend:				For

TWD 0.5 per share

For
B.3	Approve the issuance of new shares from retained earnings,		Management		For

proposed stock dividend: 100 for 1,000 shares held

B.4	Approve the revision to the Articles of Incorporation		Management	For	For

B.5	Approve the revision to the procedures of monetary loans,		Management	For	For

endorsement and guarantee

B.6	Extraordinary Motions		Management	For	Against

Account Number	Custodian	Ballot Shares	Unavailable	Vote Date	Date Confirmed
Shares

611858793	58P	24850	0	13-May-2009	13-May-2009

BANK GEORGIA JT STK CO

Security			Meeting Type
	062269204			Annual General Meeting

Ticker Symbol			Meeting Date	15-Jun-2009

ISIN	US0622692046		Agenda	701998772 - Management

Item	Proposal		Type	Vote	For/Against
Management

1.	Approve the Bank's audited results for 2008		Management	For	For

2.	Approve the Management's report on the performance of the Bank		Management	For	For

in 2008

3.	Approve to increase the number of the Supervisory Board		Management	For	For

Members to 7

	PLEASE NOTE THAT VOTING AGAINST IS NOT PERMITTED		Non-Voting

FOR THIS RESOLUTION. PLEASE U-TILIZE CUMULATIVE

VOTING FORM TO VOTE AT THIS MEETING. YOU ARE

ALLOWED TO DIST-RIBUTE YOUR VOTES BETWEEN ANY OF

THE NOMINEES. HOWEVER, THE TOTAL AMOUNT OF YO-UR

VOTES CANNOT EXCEED THE TOTAL AMOUNT OF SHARES
HELD BY YOU. PLEASE CONTACT-YOUR CLIENT SERVICE

REPRESENTATIVE IF YOU HAVE ANY QUESTIONS. THANK

YOU.

4.1	Elect Ian Hague as a Supervisory Board Member		Management	For	For

4.2	Elect Irakli Gilauri as a Supervisory Board Member		Management	For	For

4.3	Elect David Morrison as a Supervisory Board Member		Management	For	For

5.a	Approve the compensation of Mr. David Morrison		Management	For	For

5.b	Approve the compensation of Mr. Allan Hirst		Management	For	For

			Management	For
5.c	Approve the compensation of Mr. Kakha Kiknavelidze				For

For
5.d	Approve the compensation on share bonuses for Messrs. Allan		Management		For

Hirst and Kakha Kiknavelidze

6.a	Approve to increase the authorized capital of the Bank		Management	For	For

6.b	Approve the cancellation of the pre-emptive rights to the newly		Management	For	For

issued shares

	PLEASE NOTE THAT THIS IS A REVISION DUE TO CHANGE		Non-Voting

IN COMMENT. IF YOU HAVE ALRE-ADY SENT IN YOUR

VOTES, PLEASE DO NOT RETURN THIS PROXY FORM

UNLESS YOU DECIDE-TO AMEND YOUR ORIGINAL

INSTRUCTIONS. THANK YOU.

Account Number	Custodian	Ballot Shares	Unavailable	Vote Date	Date Confirmed
Shares

611858793	58P	12500	0	15-Jun-2009	10-Jun-2009

BEIJING DEVELOPMENT (HONG KONG) LTD

Security			Meeting Type
	Y0769W103			ExtraOrdinary General Meeting

Ticker Symbol			Meeting Date	30-Jul-2008

ISIN	HK0154000803		Agenda	701661476 - Management

Item	Proposal		Type	Vote	For/Against
Management

1.	Approve and ratify the agreement in respect of the sale and		Management	For	For
purchase of shares in China Information Technology Development

Limited [CIT] [the Disposal Agreement] entered into between

Prime Technology Group Limited [Prime] and Mr. Wang Zhenyu,

an Executive Director and the Chief Executive Director of CIT and
also an Executive Director and the General Manager of Beijing

Enterprises Unicard Company Limited, a non wholly-owned

subsidiary of the Company, on 24 JUN 2008, pursuant to which, among others, Prime has conditionally agreed to sell to Mr. Wang

Zhenyu, 600 Million existing shares of HKD 0.01 each of CIT,

representing approximately 9.24% of the entire issued share
capital of CIT, [as specified] the terms thereof, the execution and delivery thereof by Prime and the performance and

implementation of the transactions contemplated thereunder;

authorize any 1 Director of Prime, for and on behalf of Prime, to do all such further acts and things and execute all such further documents and take all steps which in his opinion may be

necessary, desirable or expedient to implement and/or give effect to the terms of, and all transactions contemplated under, the

Disposal Agreement and amend thereto as such the Director may consider necessary, desirable or expedient; and approve the
affixing of the common seal of Prime to any instrument or

document in the presence of any 1 Director of Prime as may be required for any of the above purposes

2.	Approve, subject to and conditional upon the Listing Committee of		Management	Against	Against

The Stock Exchange of Hong Kong Limited granting the approval for the listing of, and permission to, deal in the shares of HKD 1.00 each [Shares] in the share capital of the Company to be issued pursuant to the exercise of share options which may be granted under the Refreshed Limit [as specified], that the existing scheme mandate limit [Scheme Mandate Limit] under the Share Option

Scheme [Share Option Scheme] of the Company adopted

pursuant to the resolution of the shareholders of the Company passed on 18 JUN 2001, be refreshed so that the aggregate
nominal amount of share capital to be allotted and issued

pursuant to the grant or exercise of any share options under the

Share Option Scheme and any other schemes of the Company
[excluding share options previously granted, outstanding,

cancelled, lapsed or exercised under the Share Option Scheme and any other schemes of the Company] shall not exceed 10% , of the aggregate nominal amount of the share capital of the

Company in issue on the date of passing this resolution

[Refreshed Limit]; and authorize the Directors of the Company to grant share options up to the Refreshed Limit and to exercise all the powers of the Company to allot, issue and, deal with the

Shares pursuant to the exercise of such share options

3.	Approve the grant of the share options to Messrs E Meng, Li		Management	Against	Against

Kangying, Wang Yong, Cao Wei and Ng Kong Fat, who are the

Executive Directors of the Company, and the Employees [as

specified], pursuant to the Share Option Scheme of the Company adopted on 18 JUN 2001 which would entitle them, upon full

exercise thereof, to subscribe for 3,000,000 shares, 2,800,000 shares, 1,000,000 shares, 2,300,000 shares, 1,500,000 shares and 2,400,000 shares of the Company respectively, on terms

specified in the Circular; and authorize the Directors of the

Company [or an appointed committee thereof], other than Messrs
E Meng, Li Kangying, Wang Yong, Cao Wei and Ng Kong Fat, to

do all such acts all may be necessary or expedient in order to give full effect to such grant of share options

Account Number	Custodian	Ballot Shares	Unavailable	Vote Date	Date Confirmed
Shares

611858793	58P	439000	0	16-Jul-2008	16-Jul-2008

BEIJING DEVELOPMENT (HONG KONG) LTD

Security			Meeting Type
	Y0769W103			Annual General Meeting

Ticker Symbol			Meeting Date	30-Jun-2009

ISIN	HK0154000803		Agenda	701968933 - Management

Item	Proposal		Type	Vote	For/Against
Management

	PLEASE NOTE IN THE HONG KONG MARKET THAT A VOTE		Non-Voting
OF "ABSTAIN" WILL BE TREATED T-HE SAME AS A "TAKE NO

ACTION" VOTE. THANK YOU

			Management	For
1.	Receive and approve the audited financial statements, the report				For

of the Directors and the Independent Auditors' report for the YE 31

DEC 2008

2.	Re-elect Mr. E. Meng as a Director		Management	Against	Against

3.	Re-elect Mr. Yan Qing as a Director		Management	Against	Against

			Management	Against
4.	Re-elect Mr. Ng Kong Fat, Brian as a Director				Against

Against
5.	Re-elect Dr. Jin Lizuo as a Director		Management		Against

6.	Authorize the Board to fix the Directors' remuneration		Management	Against	Against

7.	Re-appoint Messrs. Ernst & Young as the Independent Auditors of		Management	For	For

the Company and authorize the Board to fix their remuneration

8.	Authorize the Directors, subject to this resolution, to allot, issue		Management	Against	Against

and deal with additional shares of the Company and to allot, issue or grant securities convertible into such shares or options,

warrants or similar rights to subscribe for any shares of the

Company or such convertible securities and to make or grant
offers, agreements and options during and after the relevant period, not exceeding 20% of the aggregate nominal amount of the issued share capital of the Company in issue at the date of passing this resolution, otherwise than pursuant to: i) a rights issue; or ii) the exercise of rights of subscription or conversion under the terms of any warrants issued by the Company or any securities which are convertible into shares of the Company; or iii)
the exercise of the subscription rights under options granted under any option scheme or similar arrangement for the time being

adopted for the grant or issue to officers and/or employees of the
Company and/or any of its subsidiaries of shares of the Company or rights to acquire shares of the Company; or iv) any scrip dividend or similar arrangement providing for the allotment of shares of the Company in lieu of the whole or part of a dividend on shares of the Company in accordance with the Articles of

Association of the Company; [Authority expires the earlier of the conclusion of the next AGM of the Company; or the expiration of the period within which the next AGM of the Company is required by any applicable Law or the Articles of Association of the

Company to be held]

9.	Authorize the Directors, subject to this resolution, to repurchase		Management	For	For

on The Stock Exchange of Hong Kong Limited [the Stock

Exchange] or any other Stock Exchange on which the securities of the Company may be listed and recognized by the Securities and

Futures Commission of Hong Kong and the Stock Exchange for

this purpose, shares of the Company, subject to and in
accordance with all applicable laws and the requirements of the

Rules Governing the Listing of Securities on the Stock Exchange

as amended from time to time, shall not exceed 10% of the

aggregate nominal amount of the share capital of the Company at the date of passing this resolution; [Authority expires the earlier of the conclusion of the next AGM of the Company; or the expiration of the period within which the next AGM of the Company is
required by any applicable Law or the Articles of Association of the Company to be held]

10.	Approve, conditional upon the passing of Resolutions 8 and 9 as		Management	Abstain	Against

specified, to increase the aggregate nominal amount of the share capital of the Company which may be allotted or agreed
conditionally or unconditionally by the Directors pursuant to and in accordance with the mandate granted under Ordinary Resolution

8 as specified and extended by the addition thereto of the

aggregate nominal amount of the shares of the Company which
may be repurchased by the Company pursuant to and in

accordance with mandate granted under Ordinary Resolution 9 as specified, not exceeding 10% of the aggregate nominal amount of the issued share capital of the Company in issue at the date of the passing of this resolution

Account Number	Custodian	Ballot Shares	Unavailable	Vote Date	Date Confirmed
Shares

611858793	58P	449000	0	26-May-2009	26-May-2009

BIDVEST GROUP LTD

Security			Meeting Type
	S1201R162			Ordinary General Meeting

Ticker Symbol			Meeting Date	02-Oct-2008

ISIN	ZAE000117321		Agenda	701711625 - Management

Item	Proposal		Type	Vote	For/Against
Management

O.1	Authorize the Directors of the Company, subject to the pro rata		Management	For	For
offer by Bidvest to Nampak ordinary shareholders (proposed pro rata offer) becoming unconditional (save for any suspensive

conditions relating to the passing of this resolution), by way of a specific approval in terms of section 221 of the Companies Act
1973 (Act 61 of 1973), as amended, to allot and issue to the

Nampak ordinary shareholders, an aggregate number of Bidvest ordinary shares to fulfill its obligations in terms of such proposed pro rata offer subject to a maximum of 22 million Bidvest ordinary shares being issued pursuant to this resolution; approve that,

notwithstanding anything to the contrary contained in the Articles of Association of the Company, there shall be no obligation on the

Company to offer to its existing shareholders pro rata to their respective shareholdings in Bidvest any of the Bidvest ordinary shares which it is authorized to issue in terms of this ordinary resolution

Account Number	Custodian	Ballot Shares	Unavailable	Vote Date	Date Confirmed
Shares

611858793	58P	10718	0	24-Sep-2008	24-Sep-2008

BIDVEST GROUP LTD

Security			Meeting Type
	S1201R162			Annual General Meeting

Ticker Symbol			Meeting Date	17-Nov-2008

ISIN	ZAE000117321		Agenda	701743684 - Management

Item	Proposal		Type	Vote	For/Against
Management

1.	Receive, approve and adopt the audited financial statements of		Management	For	For
the Company and the Group for the EY 30 JUN 2008, together

with the reports of the Directors and the Auditors

			Management	For
2.	Approve the Non-Executive Directors' remuneration for the year				For

ending 30 JUN 2009; Chairman: ZAR 490,000 per annum; Board

Members: ZAR 33,000 per annum plus ZAR 11,000 per meeting,

Alternate Directors ZAR 16,500 per annum plus ZAR 11,000 per meeting if attended in place of the nominated Director; Audit

Committee Chairman ZAR 100,000 per annum plus ZAR 25,000

per meeting, Audit Committee Member ZAR 36,000 per annum
plus ZAR 15,000 per meeting, Remuneration Committee

Chairman ZAR 50,000 per annum plus ZAR15 000 per meeting,

Remuneration Committee Member ZAR 15,000 per meeting,

Nominations Committee Chairman ZAR 33, 000 per annum plus
ZAR 11,000 per meeting, Nominations Committee Member ZAR

11,000 per meeting, Acquisitions Committee Chairman ZAR

40,000 per annum plus ZAR 11,000 per meeting, Acquisitions
Committee Member ZAR 11,000 per meeting, Risk Committee

Chairman ZAR 50,000 per annum plus ZAR 15,000 per meeting,

Risk Committee Member ZAR11,000 per meeting, Transformation
Committee Chairman ZAR 15,000 per annum plus ZAR 11,000

per meeting, Transformation Committee Member ZAR 11,000 per

meeting; Other Services, to be approved by the Chief Executive up to a maximum in aggregate of ZAR 4 million per annum

3.	Re-appoint Deloitte and Touche as the Auditors		Management	For	For

4.S.1	Authorize the Company or any of its subsidiaries, by way of a		Management	For	For

general approval, to acquire ordinary shares issued by the

Company, in terms of sections 85(2) and 85(3) of the Companies

Act, No 61 of 1973 [as amended] and in terms of the rules and requirements of the JSE Limited [the JSE], being that: any such acquisition of ordinary shares shall be effected through the order book operated by the JSE trading system and done without any prior understanding or arrangement; [Authority expires earlier of the Company's next AGM, or 15 months from the date of passing of this Special Resolution Number 1]; an announcement will be published as soon as the Company or any of its subsidiaries has acquired ordinary shares constituting, on a cumulative basis 3% of the number of ordinary shares in issue prior to the acquisition pursuant to which the aforesaid 3% threshold is reached, and for each 3% in aggregate acquired thereafter, containing full details of such acquisitions; acquisitions of shares in aggregate in any 1 FY may not exceed 20% of the Company's ordinary issued share

capital as at the date of passing of this Special Resolution Number

1; in determining the price at which ordinary shares issued by the
Company are acquired by it or any of its subsidiaries in terms of this general authority, the maximum premium at which such

ordinary shares may be acquired will be 10% of the weighted
average of the market value at which such ordinary shares are traded on the JSE over the 5 business days immediately

preceding the date of repurchase of such ordinary shares by the

Company or any of its subsidiaries; authorize the Company by its
Articles of Association; at any 1 point in time, the Company may only appoint 1 agent to effect any repurchase on the Company's behalf; the Company's sponsor must confirm the adequacy of the

Company's working capital for purposes of undertaking the

repurchase of shares in writing to the JSE before entering the market to proceed with the repurchase; the Company remaining in compliance with the minimum shareholder spread requirements of the JSE listing requirements; and the Company and/or its

subsidiaries not repurchasing any shares during a prohibited period as defined by the JSE listing requirements , unless a repurchase programme is in place where dates and quantities of shares to be traded during the prohibited period are fixed, and full details of the programme have been disclosed in an
announcement over SENS prior to the commencement of the

prohibited period: the reason for and effect of special resolution number 1 is to grant the Company a general authority in terms of the Companies Act and the JSE listing requirements for the
repurchase by the Company, or a subsidiary of the Company, of the Company's shares

5.O.1	Authorize the Directors, to place 30 million of the unissued shares		Management	For	For

of the Company under the control of the Directors, subject to the requirements of the JSE, to allot and issue up to 30 million shares in the authorized, but unissued share capital of the Company at such times, at such prices and for such purposes as they may determine, at their discretion, after setting aside so many shares as may be required to be allotted and issued pursuant to the
Company's Employee Share Option Scheme

For
5.O.2	Authorize the Directors, that subject to the passing of Ordinary		Management		For

Resolution Number 1 and in terms of the JSE Listing

Requirements, to issue up to 30 million ordinary shares for cash,

representing a class of share already in issue or, where this is not the case, must be limited to such shares or rights that are

convertible into a class already in issue as and when suitable opportunities arise, subject to the following conditions, inter alia:

[Authority expires earlier of the next AGM or 15 months from the date of this AGM]; that a press announcement giving full details,

including the impact on net asset value and earnings per share,

will be published at the time of any issue representing, on a cumulative basis within 1 year, 5% or more of the number of

shares in issue prior to the issue/s; that the shares must be issued to public shareholders and not to related parties; that any issue in the aggregate in any 1 year shall not exceed 30 million of shares of the Company's issued ordinary share capital; and that, in determining the price at which an issue of shares will be made in terms of this authority, the maximum discount permitted will be
10% of the weighted average traded price of the shares over the

30 days prior to the date that the price of the issue is determined or agreed to by the Directors; in the event that shares have not traded in the said 30 day period a ruling will be obtained from the

Committee of the JSE; subject to the approval of the general authority proposed in terms of this Ordinary Resolution Number 2, and in terms of the listings requirements, shareholders by their approval of this resolution, grant a waiver of any pre-emptive rights to which ordinary shareholders may be entitled in favor of the Directors for the allotment and issue of ordinary shares in the share capital of the Company for cash other than in the normal course by way of a rights offer or a claw back offer or pursuant to the company's share schemes or acquisitions utilizing such
shares as currency to discharge the purchase consideration, the proposed resolution to issue up to 30 million ordinary shares represents approximately 9% of the issued share capital of the
Company at the date of this notice, the approval of a 75% majority of the votes cast by shareholders present or represented by proxy at the meeting is required for Ordinary Resolution Number 2 to become effective

5.O.3	Approve, that the Directors of the Company shall be entitled to		Management	For	For

pay by way of a pro rata reduction of share capital or share premium, in lieu of a dividend, an amount equal to the amount which the Directors of the Company would have declared and paid out of profits in respect of the Company's interim and final dividends for the FYE 30 JUN 2009; in terms of paragraph 5.86 of the JSE listing requirements, any general payment will not exceed
20% of the Company's issued share capital; [Authority Expires earlier of the Company's next AGM or 15 months from the date of passing of this Ordinary Resolution Number 3]; before entering the market to effect the general repurchase [special resolution 1] and also the general payment [ordinary resolution 3], the Directors,

having considered the effects of the repurchase of the maximum number of ordinary shares in terms of the afore going general authority and the general payment, will ensure that for a period of

12 months after the date of the notice of AGM; the Company and the Group will be able, in the ordinary course of business to pay its debts; the assets of the Company and the Group, fairly valued in accordance with international financial reporting standards, will exceed the liabilities of the Company and the Group; and the
Company and the Group's ordinary share capital, reserves and working capital will be adequate for ordinary business purposes

			Management	For
5.O.4	Approve, that the Bidvest Conditional Share Plan 2008 [the CSP				For

Scheme], details of which are as specified; authorize the Directors of the Company to take all such steps as may be necessary for the establishment and carrying into effect of the CSP Scheme, including the allotment and issue of ordinary shares in the capital of the Company on the terms and conditions as specified in the

CSP Scheme, to participants of the CSP Scheme, including
Directors of the Company be and is hereby approved; adopt, the reason for Ordinary Resolution Number 4 is the Directors of the

Company consider it to be in the best interests of the Company that a new Share Incentive Scheme so as to ensure that
appropriate incentives are granted to employees of the Company and its subsidiaries to encourage and motivate continued growth and profitability within the Company and to promote the retention of the Company's employees approve the 75% majority of the

votes cast by shareholders present or represented by proxy at the meeting is required for Ordinary Resolution Number 4 to become effective

5.O.5	Authorize the Directors of the Company to create and issue		Management	For	For

convertible debentures or other convertible instruments in respect of 30,000,000 ordinary shares of 5 cents each in the capital of the

Company, subject to a conversion premium of not less than 20%

above the volume weighted traded price of the shares in the
Company for the 3 trading days prior to pricing and to such

conversion and other terms as they may determine in their sole and absolute discretion, but subject at all times to the listings requirements, A 75% majority of the votes cast by shareholders present or represented and voting at the general meeting will be required in order for Ordinary Resolution Number 5 to become effective; the specified information appears in the annual report of which this notice forms part, and is provided in terms of the JSE listing requirements for purposes of the general authority; at that time an announcement will be made detailing the salient features of the capital reduction and the Company's sponsor shall, prior to the implementation of the reduction, provide the JSE with the written working capital statement required in terms of the JSE listing requirements

6.1	Re-elect Mr. B.L. Berson as a Director in terms of the Articles of		Management	For	For

the Association, who retires by rotation

6.2	Re-elect Ms. L.G. Boyle as a Director in terms of the Articles of		Management	For	For

the Association, who retires by rotation

6.3	Re-elect Mr. A.A. Da Costa as a Director in terms of the Articles of		Management	For	For

the Association, who retires by rotation

			Management	For
6.4	Re-elect Mr. A.W. Dawe as a Director in terms of the Articles of				For

the Association, who retires by rotation

For
6.5	Re-elect Ms. M.B.N. Dube as a Director in terms of the Articles of		Management		For

the Association, who retires by rotation

6.6	Re-elect Mr. N.G. Payne as a Director in terms of the Articles of		Management	For	For
the Association, who retires by rotation

6.7	Re-elect Mr. L.P. Ralphs as a Director in terms of the Articles of		Management	For	For

the Association, who retires by rotation

6.8	Re-elect Adv FDP Tlakula as a Director in terms of the Articles of		Management	For	For

the Association, who retires by rotation

	Transact any other business		Non-Voting

Account Number	Custodian	Ballot Shares	Unavailable	Vote Date	Date Confirmed
Shares

611858793	58P	10718	0	03-Nov-2008	03-Nov-2008

BIM BIRLESIK MAGAZALAR A S JT STK CO

Security			Meeting Type
	M2014F102			Ordinary General Meeting

Ticker Symbol			Meeting Date	24-Apr-2009

ISIN	TREBIMM00018		Agenda	701820703 - Management

Item	Proposal		Type	Vote	For/Against
Management

	IMPORTANT MARKET PROCESSING REQUIREMENT: A		Non-Voting
POWER OF ATTORNEY (POA) SIGNED BY T-HE BENEFICIAL

OWNER IS REQUIRED IN ORDER TO LODGE AND EXECUTE

YOUR VOTING INST-RUCTIONS IN THIS MARKET. ABSENCE

OF A POA MAY CAUSE YOUR INSTRUCTIONS TO BE RE-
JECTED. CERTAIN GLOBAL CUSTODIANS HAVE A GLOBAL

CUSTODIAN POAs IN PLACE WHICH-WOULD ELIMINATE THE

NEED FOR THE BO POA. IF YOU HAVE NOT SUBMITTED ANY
POAs FO-R THIS MARKET BEFORE, PLEASE CONTACT

YOUR GLOBAL CUSTODIAN BANK TO SEE IF THEY-HAVE A

POA IN PLACE FOR YOUR ACCOUNTS. THANK YOU.

1.	Opening, elect the Chairman of the Council and authorize the		Management	For	For

Council of meeting to sign the minutes of the meeting of the OGM

2.	Receive the reports of the Board of Directors, Audit Committee		Management	For	For

and the Independent External Auditing Firm concerning the 2008 year activities

3.	Receive the year 2008 balance sheet and income statement		Management	For	For

4.	Approve the decision on the 2008 dividend payment		Management	For	For

5.	Approve the decision on the acquittal of the Members of the Board		Management	For	For

of Directors and Auditors regarding their facilities during the year

2008

6.	Elect the new Members of the Board of Directors and approve to		Management	For	For

determine the attendance rights which will be paid to them

7.	Elect the Auditors instead of the 2 Auditors whose service periods		Management	For	For

are terminated and approve to determine the fees which will be paid to them for 1 year

8.	Approve the presentation of information on the charitable		Management	For	For

donations and aids of the Company during the year 2008

9.	Approve, in accordance with the regulations of the Capital Markets		Management	For	For

Board related with the Independent External Auditing, the

Independent Auditing Firm selected by the Board of Directors

10.	Wishes		Management	Abstain	Against

Account Number	Custodian	Ballot Shares	Unavailable	Vote Date	Date Confirmed
Shares

27-Feb-2009
611858793	58P	3000	0	27-Feb-2009

BRMALLS PARTICIPACOES S A

Security			Meeting Type
	P1908S102			ExtraOrdinary General Meeting

Ticker Symbol			Meeting Date	28-Apr-2009

ISIN	BRBRMLACNOR9		Agenda	701896233 - Management

Item	Proposal		Type	Vote	For/Against
Management

	IMPORTANT MARKET PROCESSING REQUIREMENT: A		Non-Voting
BENEFICIAL OWNER SIGNED POWER OF AT-TORNEY (POA)

IS REQUIRED IN ORDER TO LODGE AND EXECUTE YOUR

VOTING INSTRUCTION-S IN THIS MARKET. ABSENCE OF A

POA, MAY CAUSE YOUR INSTRUCTIONS TO BE REJECTED-.
IF YOU HAVE ANY QUESTIONS, PLEASE CONTACT YOUR

CLIENT SERVICE REPRESENTATIVE

	PLEASE NOTE THAT VOTES 'IN FAVOR' AND 'AGAINST" IN		Non-Voting

THE SAME AGENDA ITEM ARE NO-T ALLOWED. ONLY

VOTES IN FAVOR AND/OR ABSTAIN OR AGAINST AND/ OR
ABSTAIN ARE A-LLOWED. THANK YOU

1.	Amend the Company's Corporate ByLaws aiming at adapting		Management	For	For

Article 19, Paragraph 1, so that the Executive Committee be made up of at least 3, and at the most, 7 Executive Officers

Account Number	Custodian	Ballot Shares	Unavailable	Vote Date	Date Confirmed
Shares

611858793	58P	30000	0	17-Apr-2009	17-Apr-2009

BRMALLS PARTICIPACOES S A

Security			Meeting Type
	P1908S102			Annual General Meeting

Ticker Symbol			Meeting Date	28-Apr-2009

ISIN	BRBRMLACNOR9		Agenda	701896219 - Management

Item	Proposal		Type	Vote	For/Against
Management

	IMPORTANT MARKET PROCESSING REQUIREMENT: A		Non-Voting
BENEFICIAL OWNER SIGNED POWER OF AT-TORNEY (POA)

IS REQUIRED IN ORDER TO LODGE AND EXECUTE YOUR

VOTING INSTRUCTION-S IN THIS MARKET. ABSENCE OF A

POA, MAY CAUSE YOUR INSTRUCTIONS TO BE REJECTED-.
IF YOU HAVE ANY QUESTIONS, PLEASE CONTACT YOUR

CLIENT SERVICE REPRESENTATIVE

	VOTES IN FAVOR 'AND' AGAINST IN THE SAME AGENDA		Non-Voting

ITEM ARE NOT ALLOWED. ONLY VOT-ES IN FAVOR AND/OR

ABSTAIN OR AGAINST AND/ OR ABSTAIN ARE ALLOWED.

1.	Approve the financial statements relating to the FYE 31 DEC 2008		Management	For	For

2.	Approve the destination of the YE results of 2008		Management	For	For

3.	Approve to set the total annual remuneration for the Members of		Management	For	For

the Board of Directors

Account Number	Custodian	Ballot Shares	Unavailable	Vote Date	Date Confirmed
Shares

611858793	58P	30000	0	17-Apr-2009	17-Apr-2009

CB INDUSTRIAL PRODUCT HOLDING BHD CBIPH

Security			Meeting Type
	Y1228S105			Annual General Meeting

Ticker Symbol			Meeting Date	12-Jun-2009

ISIN	MYL7076OO002		Agenda	701966270 - Management

Item	Proposal		Type	Vote	For/Against
Management

	To lay the audited financial statements for the FYE 31 DEC 2008		Non-Voting
together with-the reports of the Directors and the Auditors thereon

1.	Re-elect Mr. Lim Chai Huat as a Director, who retires in		Management	For	For

accordance with Article 99 of the Articles of Association of the

Company

For
2.	Re-elect Mr. Mak Chee Meng as a Director, who retires in		Management		For

accordance with Article 99 of the Articles of Association of the

Company

3.	Re-elect Tan Sri Datuk Dr. Yousof Bin Basiran as a Director, who		Management	For	For

retires in accordance with Article 99 of the Articles of Association of the Company

4.	Approve the payment of Non-Executive Directors' fees of MYR		Management	For	For

150,300 for the FYE 31 DEC 2008

5.	Re-appoint Messrs. Horwath as the Auditors of the Company and		Management	For	For

authorize the Directors to fix their remuneration

6.	Authorize the Directors of the Company, subject to the Companies		Management	For	For

Act, 1965 [the Act] rules, regulations and orders made pursuant to the Act, provisions of the Company's Memorandum and Articles of

Association and the requirements of the Bursa Malaysia Securities
Berhad [Bursa Securities] and any other relevant authority, to make purchases of ordinary shares of MYR 0.50 each in the

Company's issued and paid-up share capital through the Bursa
Securities further to following: i) the maximum number of shares which may be purchased and/or held by the Company shall be

equivalent to 10% of the issued and paid-up share capital of the
Company [Shares] for the time being; ii) the maximum funds to be allocated by the company for the purpose of purchasing the

Shares shall not exceed the total retained profit and share

premium reserve of the Company Based on the last audited
accounts as at 31 DEC 2008, the retained profit and share

premium reserve of the Company were MYR 19,780,327 and

MYR 5,558,873 respectively; [Authority will expire at the
conclusion of the next AGM of the Company or the expiration of the period within which the next AGM after that date is required by the law to be held whichever occurs first but not so as to prejudice the completion of purchases by the Company before the aforesaid expiry date]; and, in any event , in accordance with the provisions of the guidelines issued by the Bursa Securities or any other relevant authority; and iv) upon the completion of the purchases of the Shares by the Company, to the deal with shares in the

following manner: a) cancel the Shares so purchased; or b) retain the Shares so purchased as treasury shares; or c) retain part of the Shares so purchased as treasury shares and cancel the

remainder; or d) distribute the treasury shares as dividends to shareholders and/or resell on the Bursa Securities and/or resell on the Bursa Securities and/or cancel all or part of them; or in any other manner as prescribed by the act, rules, regulations and orders made pursuant to the Act and the requirements of the

Bursa Securities and any other relevant authority for the time being in force; and to take all such steps as are necessary or expedient to implement or to effect the purchase of the Shares with full power to assent to any condition, modification, variation and/or amendment as may be imposed by the relevant authorities and to take all such steps as they may deem necessary or
expedient in order to implement, finalize and give full effect in relation thereto

7.	Authorize the Directors of the Company, pursuant to Section 132D		Management	For	For

of the Act, to allot and issue shares in the Company, at any time until the conclusion of the next AGM and upon such terms and conditions and for such purposes as the Directors may, in their absolute discretion deem fit provided that the aggregate number of shares issued does not exceed 10% of the issued share capital of the Company at the time of issue and to obtain the approval for the listing of and quotation for the additional shares so issued on

Bursa Securities; [Authority shall continue to be in force until the conclusion of the next AGM of the Company]

Account Number	Custodian	Ballot Shares	Unavailable	Vote Date	Date Confirmed
Shares

611858793	58P	164000	0	26-May-2009	26-May-2009

CHAGALA GROUP LTD

Security			Meeting Type
	157437203			Annual General Meeting

Ticker Symbol			Meeting Date	31-Jul-2008

ISIN	US1574372033		Agenda	701664888 - Management

Item	Proposal		Type	Vote	For/Against
Management

1.	Receive and approve the financial report, the Directors' reports		Management	For	For
and the Auditors' report for the Company for the YE 31 DEC 2007

2.	Appoint Mr. Baltabek Kuandekov as a Director of the Company		Management	For	For

Account Number	Custodian	Ballot Shares	Unavailable	Vote Date	Date Confirmed
Shares

21-Jul-2008
611858793	58P	6000	0	21-Jul-2008

CHAGALA GROUP LTD

Security			Meeting Type
	157437203			Annual General Meeting

Ticker Symbol			Meeting Date	18-Jun-2009

ISIN	US1574372033		Agenda	701989545 - Management

Item	Proposal		Type	Vote	For/Against
Management

1.	Approve the Company's financial statements for 2008		Management	For	For

2.a	Re-elect Mr. Tim Abson as a Director		Management	For	For

2.b	Re-elect Mr. Mark Lockwood as a Director		Management	For	For

3.	Elect Mr. Edmund Christopher Pery Earl of Limerick as a Director		Management	For	For

Account Number	Custodian	Ballot Shares	Unavailable	Vote Date	Date Confirmed
Shares

611858793	58P	6000	0	04-Jun-2009	04-Jun-2009

CHINA DONGXIANG (GROUP) CO LTD

Security			Meeting Type
	G2112Y109			Annual General Meeting

Ticker Symbol			Meeting Date	14-May-2009

ISIN	KYG2112Y1098		Agenda	701886814 - Management

Item	Proposal		Type	Vote	For/Against
Management

	PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO		Non-Voting
VOTE 'IN FAVOR' OR 'AGAINST' FOR-ALL THE

RESOLUTIONS. THANK YOU.

			Management	For
1.	Receive and adopt the audited financial statements and the				For

reports of the Directors and the Auditors [Directors] and the

Auditors of the Company for the YE 31 DEC 2008

2.A	Declare a final dividend for the YE 31 DEC 2008 to the		Management	For	For

shareholders of the Company which shall be paid out of the share premium account of the Company, if necessary, subject to
provisions of the Companies Law [2007 revision] of the Cayman

Islands

			Management	For
2.B	Declare a final special dividend for the YE 31 DEC 2008 to the				For

shareholders of the Company which shall be paid out of the share premium account of the Company, if necessary, subject to

provisions of the Companies Law [2007 revision] of the Cayman
Islands

3.A	Re-elect Mr. Mak Kin Kwong as a Director and authorize the		Management	For	For
Board of Directors of the Company to fix his remuneration

3.B	Re-elect Dr. Xiang Bing as a Director and authorize the Board of		Management	For	For

Directors of the Company to fix his remuneration

4.	Re-appoint Messrs. PricewaterhouseCoopers, Certified Public		Management	For	For

Accountants, as the Auditors of the Company until the conclusion of the next AGM and authorize the Board to fix their remuneration

5.	Authorize the Directors, subject to this Resolution, a general		Management	For	For
mandate granted to the Directors during the relevant period to allot, issue and deal with additional shares of HKD 0.01 in the share capital of the Company [Shares] and to make or grant

offers, agreements and options or warrants which would or might require the exercise of such powers during and after the end of relevant period, not exceeding 20% of the aggregate nominal

amount of the share capital of the Company, otherwise than
pursuant to: i) a rights issue; or ii) any option scheme or similar arrangement for the time being adopted by the Company for the purpose of granting or issuing Shares or rights to the acquire
Shares of the Company to the Directors, officers and/or

employees of the Company and/or any of its subsidiaries; or iii)

any scrip dividend or similar arrangement pursuant to the Articles of Association of the Company for time to time; [Authority expires the earlier of the conclusion of the next AGM of the Company or the expiration of the period within which the next AGM of the

Company required by the Company's Articles of Association or any applicable Law to be held]

6.	Authorize the Directors, a general mandate given during the		Management	For	For
relevant period to purchase or otherwise acquire shares of the

Company in accordance with all applicable laws and requirements of the Rules Governing the Listing of securities on The Stock

Exchange of Hong Kong Limited, or not exceeding 10% of the
aggregate nominal amount of the share capital of the Company;

[Authority expires the earlier of the conclusion of the next AGM of the Company or the expiration of the period within which the next
AGM of the Company required by the Company's Articles of

Association or any applicable Law to be held]

7.	Approve, conditional upon the passing of Resolutions 5 and 6, the		Management	For	For

aggregate nominal amount of the Shares which are purchased or otherwise acquired by the Company pursuant to Resolution 6 shall be added to the aggregate nominal amount of the Shares which may be issued pursuant to Resolution 5, provided that such

aggregated amount shall not exceed 10% of the aggregate

nominal amount of the issued share capital of the Company as at the date of this resolution

8.	Authorize the Board to pay out of the share premium account of		Management	For	For
the Company such interim dividends to shareholders as may be declared from time to time during the period from the passing of the resolution until 31 DEC 2009 up to a maximum amount of

HKD 500,000,000, subject to provisions of the Companies Law
[2007 revision] of the Cayman Islands

Account Number	Custodian	Ballot Shares	Unavailable	Vote Date	Date Confirmed
Shares

611858793	58P	335000	0	17-Apr-2009	17-Apr-2009

CHINA ECOTEK CORP

Security			Meeting Type
	Y1416K104			Annual General Meeting

Ticker Symbol			Meeting Date	26-Jun-2009

ISIN	TW0001535003		Agenda	701996348 - Management

Item	Proposal		Type	Vote	For/Against
Management

A.1	The 2008 business reports and financial statements		Non-Voting

A.2	The 2008 audited reports		Non-Voting

A.3	Other presentations		Non-Voting

B.1	Approve the 2008 business reports and financial statements		Management	For	For

B.2	Approve the 2008 profit distribution; proposed cash dividend:		Management	For	For

TWD 2.0 per share

B.3	Approve to revise the procedures of endorsement and guarantee		Management	For	For

B.4	Approve to revise the procedures of asset acquisition or disposal		Management	For	For

B.5	Extraordinary motions		Management	Abstain	For

Account Number	Custodian	Ballot Shares	Unavailable	Vote Date	Date Confirmed
Shares

611858793	58P	225000	0	10-Jun-2009	10-Jun-2009

CHINA LIFESTYLE FOOD AND BEVERAGES GROUP LTD

Security			Meeting Type
	G2155A109			Annual General Meeting

Ticker Symbol			Meeting Date	28-May-2009

ISIN	BMG2155A1099		Agenda	701952752 - Management

Item	Proposal		Type	Vote	For/Against
Management

1.	Receive and adopt the Directors' report and audited financial		Management	For	For
statements of the Company for the FYE 31 DEC 2008 together

with the Independent Auditor's report thereon

			Management	Abstain
2.	Approve the payment of the Directors' fees of USD 240,000 for				Against

the FYE 31 DEC 2008

Abstain
3.	Re-elect Mr. Li Hung Kong as a Director of the Company, who		Management		Against

retires by rotation pursuant to Bye-Law 86 of the Company's Bye-

Laws

4.	Re-elect Mr. Zheng Yu Shuang as a Director of the Company,		Management	Abstain	Against

who retires by rotation pursuant to Bye-Law 86 of the Company's

Bye-Laws

5.	Re-elect Mr. Zheng Yu Long as a Director of the Company, who		Management	Abstain	Against

retires by rotation pursuant to Bye-Law 86 of the Company's Bye-

Laws

6.	Re-appoint Messrs. PricewaterhouseCoopers LLP as the Auditors		Management	For	For

of the Company and authorize the Directors to fix their

remuneration

7.	Authorize the Directors pursuant to the provisions of Rule 806 of		Management	Against	Against

the Listing manual of the Singapore Exchange Securities Trading

Limited [SGX-ST] the Directors be empowered to allot and issue shares and convertible securities in the capital of the Company at any time and upon such terms and conditions and for such
purposes as the Directors may in their absolute discretion deem fit provided that the aggregate number of shares [including shares to be issued in accordance with the terms of convertible securities issued made or granted pursuant to this resolution] to be allotted and issued pursuant to this resolution shall not exceed 50% of the total number of issued shares excluding treasury shares of the

Company at the time of the passing of this resolution; the
aggregate number of shares and convertible securities to be

issued other than on a pro-rata basis to existing shareholders of the Company shall not exceed 20% of the total number of issued shares excluding treasury shares of the Company at the time of the passing of this resolution; the aggregate number of shares that may be issued under this resolution, the percentage of issued share capital if based on the issued share capital of the Company at the time of the passing of this resolution, after adjusting for: (i)

new shares arising from the conversion or exercise of convertible securities; (ii) new shares arising from exercising share options or vesting of share awards outstanding or subsisting at the time of the passing of the resolution approving the mandate, provided the options or awards were granted in compliance with Part VIII of
Chapter 8 of the SGX-ST Listing Manual; and (iii) any subsequent bonus issue, consolidation or subdivision of shares; the 50% limit in this resolution above may be increased to 100% for the
Company to undertake pro-rata renounceable rights issues;

[Authority expire until conclusion of the Company next AGM of the

Company or the date by which the next AGM of the Company's

Bye-Laws to be held]

8.	Authorize the Directors pursuant to the share issue mandate in the		Management	Against	Against

Resolution 7 being obtained, to issue new shares other than on a pro-rata basis to shareholders of the Company at an issue price per new share which shall be determined by the Directors in their absolute discretion that such price shall not represent more than a

20% discount for new shares to the weighted average price per share determined in accordance with the requirements of the
SGX-ST

9.	Authorize the Directors of the Company to offer and grant options		Management	Against	Against
from time to time in accordance with the provisions of the China

Lifestyle Employee's Share Option Scheme [the Scheme] and

pursuant to the provisions of Rule 806 of the Listing Manual of the

SGX-ST, to allot and issue from time to time such number of
shares in the capital of the Company as may be required to be issued pursuant to the exercise of options granted under the

Scheme provided that the aggregate number of shares to be
issued pursuant to the Scheme shall not exceed 15% of the total number of issued shares excluding treasury shares of the

Company from time to time as determined in accordance with the provisions of the Scheme

	Transact any other business		Non-Voting